LINE OF CREDIT AND LONG TERM LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Current portion of long term debt and long term liabilities consists of the following (in thousands):

	October 31,	April 30,
	2012	2013
		(Unaudited)
Current portion of long term debt:
Line of credit	$1,973	$490
Current portion of term loan	975	1,011
	$2,948	$1,501
Long term liabilities:
Long term deferred revenue	$264	$190
Long term portion of term loan	1,370	854
	$1,634	$1,044

Current portion of long term debt and long term liabilities consists of the following (in thousands):

	October 31,	October 31,
	2011	2012

Current portion of long term debt:
Line of credit	$1,973	$1,973
Current portion of term loan	-	975
	$1,973	$2,948
Long term liabilities:
Long term deferred revenue	$126	$264
Long term portion of term loan	-	1,370
	$126	$1,634

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
Aggregate future principal payments of long-term debt outstanding are as follows as of October 31, 2012 (in thousands):

	Fiscal Year
	2013	2014	2015	Total

Aggregate future principal payments of long-term debt outstanding	$975	$1,041	$329	$2,345